N-2	Oct. 08, 2024
Cover [Abstract]
Entity Central Index Key	0001896036
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-276455
Investment Company Act File Number	811-23758
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	5
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	11
Entity Registrant Name	EAGLE POINT INSTITUTIONAL INCOME FUND
Entity Address, Address Line One	600 Steamboat Road
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	340-8500
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	600 Steamboat Road
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
Contact Personnel Name	Thomas P. Majewski